SUBSEQUENT EVENTS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified		1 Months Ended	12 Months Ended					12 Months Ended		1 Months Ended			12 Months Ended
	Jun. 22, 2011 GHANA	Mar. 09, 2012 Change in Income Tax Rate GHANA	Dec. 31, 2011 Change in Income Tax Rate GHANA	Mar. 09, 2012 Before Amendment GHANA	Mar. 09, 2012 Before Amendment GHANA First year	Mar. 09, 2012 Before Amendment GHANA Annually thereafter	Mar. 09, 2012 After Amendment GHANA	Dec. 31, 2011 Jan 1, 2012 After Amendment SOUTH AFRICA	Dec. 31, 2011 Jan 1, 2012 Before Amendment SOUTH AFRICA	Sep. 30, 2010 Far Southeast (FSE) Deposit The Philippines Exploration Project or Asset	Sep. 30, 2011 Far Southeast (FSE) Deposit The Philippines Liberty Express Assets Exploration Project or Asset	Sep. 30, 2010 Far Southeast (FSE) Deposit The Philippines Liberty Express Assets Exploration Project or Asset	Dec. 31, 2011 Far Southeast (FSE) Deposit The Philippines Lepanto Consolidated Mining Company Exploration Project or Asset	Mar. 22, 2012 Far Southeast (FSE) Deposit Acquisition The Philippines Exploration Project or Asset
Subsequent Event [Line Items]
Statutory income tax rate		35.00%	25.00%					34.00%	43.00%
Percentage of capital allowances on mining assets					80.00%	20.00%	20.00%
Percentage of capital allowances on mining assets to be written down annually						50.00%
Upliftment allowance expired				5.00%
Expiration of National Fiscal Stabilisation Levy, percentage				5.00%
Windfall profit tax		10.00%
Percentage of options in gold-copper Far Southeast (FSE) exercised														40.00%
Cash paid to acquire ownership interest through exercise of options	$ 667													$ 110
Pre-agreed acquisition price for a 60% interest in FSE, initial non-refundable down payment												44
Pre-agreed acquisition price for a 60% interest in FSE, non-refundable down payment											66
Pre-agreed acquisition price for a 60% interest in FSE											220
Pre-agreed acquisition price for interest in FSE										$ 340			$ 110
Percentage to acquire undeveloped gold-copper Far Southeast (FSE) deposit under option agreement with Lepanto Consolidated Mining Company and Liberty Express Assets										60.00%		40.00%	20.00%